SCHEDULE OF STATEMENT OF INCOME (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Current				$ (10,000)
Deferred				391,820
Income tax expense benefit				$ 381,820